Summary of Significant Accounting Policies - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Forward Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year, Assets	$ 5,700,451	$ 0
Initial recognition, Assets		15,968,581
Change in fair value, Assets	(2,156,837)	(10,268,130)
Balance, end of period, Assets	3,543,614	5,700,451
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year, Liabilities	0	826,980
Initial recognition of liability		0
Change in fair value, Liabilities		(826,980)
Balance, end of period, Liabilities		0
Earnout Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year, Liabilities	$ 13,520,385	0
Initial recognition of liability		13,482,292
Change in fair value, Liabilities		38,093
Balance, end of period, Liabilities		$ 13,520,385